Segments information	9 Months Ended
Sep. 30, 2023
Segments information
Segments information

31.Segments information

The description of the business segments can be seen in note 4.20 of the consolidated financial statements December 31, 2022.

The following information by segments is reported based on the information used by the Board of Directors, as the highest body for making strategic and operational decisions of the business segments. The performance of the segments is based mainly on analyzes of income, costs, expenses, and results for the period generated by each segment, which are monitored periodically.

The information disclosed in each segment is presented net of the transactions carried out between the Group companies.

31.1Statement of profit or loss by segment

Below is the profit and loss statement by segment as of and for the periods ended September 30:

	Nine-month period ended September 30, 2023 (Unaudited)
				Concessions,
	Exploration			electricity
	and	Refining and	Transportation	transport
	Production	Petrochemicals	and Logistics	and roads	Eliminations	Total
Third party sales	38,868,330	57,737,777	2,221,686	10,609,111	(1,045,558)	108,391,346
Inter-segment sales	21,834,134	5,324,407	9,601,985	2,415	(36,762,941)	—
Revenue from contracts with customers	60,702,464	63,062,184	11,823,671	10,611,526	(37,808,499)	108,391,346
Costs of sales	(38,072,085)	(56,855,440)	(3,114,497)	(4,313,681)	37,484,530	(64,871,173)
Gross profit	22,630,379	6,206,744	8,709,174	6,297,845	(323,969)	43,520,173
Administration expenses	(1,738,102)	(566,870)	(434,408)	(869,242)	247,633	(3,360,989)
Operation and projects expenses	(2,751,048)	(1,050,847)	(276,718)	—	162,741	(3,915,872)
Impairment of non-current assets	—	(9,367)	—	(1,758)	—	(11,125)
Other operating income (expense)	9,806	(43,112)	7,438	(59,248)	(4,572)	(89,688)
Operating income	18,151,035	4,536,548	8,005,486	5,367,597	81,833	36,142,499
Financial results
Financial income	1,215,406	163,723	326,581	587,830	(508,769)	1,784,771
Financial expenses	(3,567,808)	(1,343,057)	(265,008)	(3,020,557)	425,975	(7,770,455)
Foreign exchange gain (loss)	1,411,085	509,358	(116,246)	1,961	—	1,806,158
	(941,317)	(669,976)	(54,673)	(2,430,766)	(82,794)	(4,179,526)

Share of profit of associates and joint ventures	22,277	198,549	—	385,506	—	606,332
Profit before income tax expense	17,231,995	4,065,121	7,950,813	3,322,337	(961)	32,569,305

Income tax expense	(8,394,481)	(10,686)	(2,692,004)	(379,701)	—	(11,476,872)
Net profit for the period	8,837,514	4,054,435	5,258,809	2,942,636	(961)	21,092,433

Net profit (loss) attributable to:
Owners of the parent	8,912,142	3,889,560	4,217,516	619,421	(961)	17,637,678
Non-controlling interest	(74,628)	164,875	1,041,293	2,323,215	—	3,454,755
	8,837,514	4,054,435	5,258,809	2,942,636	(961)	21,092,433

	Nine-month period ended September 30, 2022 (Unaudited)
				Concessions,
	Exploration			electricity
	and	Refining and	Transportation	transport
	Production	Petrochemicals	and Logistics	and roads	Eliminations	Total
Third party sales	47,423,709	60,987,163	1,995,275	9,578,562	(85,915)	119,898,794
Inter-segment sales	22,583,663	5,127,399	7,873,394	1,995	(35,586,451)	—
Revenue from contracts with customers	70,007,372	66,114,562	9,868,669	9,580,557	(35,672,366)	119,898,794
Costs of sales	(34,896,814)	(59,242,324)	(2,681,117)	(3,954,326)	35,316,340	(65,458,241)
Gross profit	35,110,558	6,872,238	7,187,552	5,626,231	(356,026)	54,440,553
Administration expenses	(1,537,478)	(487,623)	(339,903)	(754,149)	274,526	(2,844,627)
Operation and projects expenses	(1,871,806)	(866,722)	(225,224)	—	130,229	(2,833,523)
Impairment of non–current assets	—	(5,516)	—	—	—	(5,516)
Other operating expenses	(193,586)	(31,033)	(24,523)	(51,033)	(2,496)	(302,671)
Operating income	31,507,688	5,481,344	6,597,902	4,821,049	46,233	48,454,216
Financial results
Financial income	656,434	59,308	80,522	404,771	(313,637)	887,398
Financial expenses	(2,117,736)	(974,944)	(207,257)	(2,843,762)	267,822	(5,875,877)
Foreign exchange (loss) gain	(102,929)	(244,300)	(60,892)	30,594	—	(377,527)
	(1,564,231)	(1,159,936)	(187,627)	(2,408,397)	(45,815)	(5,366,006)
Share of profit of associates and joint ventures	8,741	171,348	(1,001)	477,592	—	656,680
Profit before income tax expense	29,952,198	4,492,756	6,409,274	2,890,244	418	43,744,890

Income tax expense	(10,809,210)	(2,664,643)	(2,276,607)	(463,605)	—	(16,214,065)
Net profit for the period	19,142,988	1,828,113	4,132,667	2,426,639	418	27,530,825

Net profit (loss) attributable to:
Owners of the parent	19,209,590	1,684,580	3,339,949	536,372	418	24,770,909
Non–controlling interest	(66,602)	143,533	792,718	1,890,267	—	2,759,916
	19,142,988	1,828,113	4,132,667	2,426,639	418	27,530,825

31.2Revenue from contracts with customers

	Revenue from contracts with customers - Segments
	Nine-month period ended September 30, 2023 (Unaudited)
				Concessions,
	Exploration			electricity
	and	Refining and	Transportation	transport
	Production	Petrochemicals	and Logistics	and roads	Eliminations	Total
National sales
Mid-distillates	—	24,580,708	—	—	(26,947)	24,553,761
Gasolines	—	21,298,912	—	—	(2,930,104)	18,368,808
Natural gas	4,246,019	—	—	—	(923,288)	3,322,731
Services	178,448	1,313,177	11,823,671	234,597	(10,931,198)	2,618,695
Electric power transmission services	—	—	—	2,010,717	—	2,010,717
Plastic and rubber	—	930,979	—	—	—	930,979
Fuel gas service	—	745,885	—	—	(7,064)	738,821
Asphalts	46,250	638,709	—	—	—	684,959
L.P.G. and propane	408,442	218,692	—	—	(13,591)	613,543
Roads and construction services	—	—	—	260,781	—	260,781
Polyethylene	—	234,107	—	—	513	234,620
Aromatics	—	228,180	—	—	—	228,180
Crude oil	20,772,440	—	—	—	(20,640,083)	132,357
Other products	32,716	2,805,840	—	—	(2,336,186)	502,370
	25,684,315	52,995,189	11,823,671	2,506,095	(37,807,948)	55,201,322
Foreign sales
Crude oil	35,357,848	1,521,291	—	—	—	36,879,139
Electric power transmission services	—	—	—	4,373,784	—	4,373,784
Construction services	—	—	—	3,510,948	—	3,510,948
Diesel	—	3,215,505	—	—	—	3,215,505
Fuel oil	—	3,047,606	—	—	—	3,047,606
Plastic and rubber	—	1,096,741	—	—	—	1,096,741
L.P.G. and propane	206,540	—	—	—	—	206,540
Gasolines	—	193,394	—	—	—	193,394
Natural gas	75,044	—	—	—	—	75,044
Cash flow hedging	(642,050)	(7,962)	—	—	—	(650,012)
Other products	20,767	1,000,420	—	220,699	(551)	1,241,335
	35,018,149	10,066,995	—	8,105,431	(551)	53,190,024
	60,702,464	63,062,184	11,823,671	10,611,526	(37,808,499)	108,391,346

	Sales by product - Segments
	Nine-month period ended September 30, 2022 (Unaudited)
				Concessions,
	Exploration			electricity
	and	Refining and	Transportation	transport
	Production	Petrochemicals	and Logistics	and roads	Eliminations	Total
National sales
Mid-distillates	—	28,049,021	—	—	(17,855)	28,031,166
Gasolines	—	23,859,630	—	—	(3,249,035)	20,610,595
Gas natural	3,783,528	—	—	—	(766,851)	3,016,677
Services	386,472	315,302	9,868,669	208,024	(8,135,332)	2,643,135
Electric power transmission services	—	—	—	1,934,461	—	1,934,461
Roads and construction services	—	—	—	255,736	—	255,736
Fuel gas service	—	627,753	—	—	(6,404)	621,349
Plastic and rubber	—	1,216,431	—	—	—	1,216,431
Asphalts	32,966	601,274	—	—	—	634,240
L.P.G. and propane	550,211	280,473	—	—	(23,449)	807,235
Crude oil	21,711,604	491,440	—	—	(21,988,457)	214,587
Polyethylene	—	220,975	—	—	—	220,975
Aromatics	—	242,045	—	—	—	242,045
Other products	19,395	1,837,450	—	—	(1,343,092)	513,753
	26,484,176	57,741,794	9,868,669	2,398,221	(35,530,475)	60,962,385
Foreign sales
Crude oil	43,996,345	92,147	—	—	(141,891)	43,946,601
Diesel	—	1,896,842	—	—	—	1,896,842
Electric power transmission services	—	—	—	3,750,829	—	3,750,829
Roads and construction services	—	—	—	3,209,685	—	3,209,685
Plastic and rubber	—	1,621,076	—	—	—	1,621,076
Gasolines	—	157,685	—	—	—	157,685
Fuel oil	—	3,628,416	—	—	—	3,628,416
Natural gas	189,665	—	—	—	—	189,665
L.P.G. and propane	242,581	—	—	—	—	242,581
Cash flow hedging	(932,542)	(35,992)	—	—	—	(968,534)
Other products	27,147	1,012,594	—	221,822	—	1,261,563
	43,523,196	8,372,768	—	7,182,336	(141,891)	58,936,409
	70,007,372	66,114,562	9,868,669	9,580,557	(35,672,366)	119,898,794